Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Intangible Assets, Intangible Liabilities, And Goodwill Disclosure [Abstract]
Intangibles
Intangibles
The following is a summary of our intangibles as of September 30, 2015 and December 31, 2014:

	September 30, 2015		December 31, 2014
	Balance	Remaining Weighted Average Amortization Period in Years	Balance	Remaining Weighted Average Amortization Period in Years
	(Dollars in thousands)
Intangible assets:
Above market lease intangibles	$64,516	15.1	$60,251	11.1
In-place lease intangibles	37,614	15.1	26,943	12.9
Tradename, technology and customer relationships	2,861	4.8	—	N/A
Accumulated amortization	(42,594)	N/A	(35,221)	N/A
Goodwill	146,017	N/A	88,959	N/A
Net intangible assets	$208,414	15.1	$140,932	11.7
Intangible liabilities:
Below market lease intangibles	$195,253	19.2	$198,170	15.2
Above market ground lease intangibles	1,907	53.8	—	—
Accumulated amortization	(71,158)	N/A	(61,882)	N/A
Purchase option intangibles	9,352	N/A	9,352	N/A
Net intangible liabilities	$135,354	19.7	$145,640	15.2

N/A—Not Applicable.
Above market lease intangibles and in-place lease intangibles are included in acquired lease intangibles within real estate investments on our combined consolidated balance sheets. Below market lease intangibles, above market ground lease intangibles and purchase option intangibles are included in lease intangible liabilities, net on our combined consolidated balance sheets. Tradename, technology and customer relationships are associated with our specialty valuation firm subsidiary and included in other assets on our combined consolidated balance sheets. For the nine months ended September 30, 2015 and 2014, our net amortization related to all of these intangibles was $4.5 million and $6.2 million, respectively. The estimated net amortization related to these intangibles for the remainder of 2015 and the subsequent four years is as follows: remainder of 2015 - $1.0 million; 2016 - $3.9 million; 2017 - $3.9 million; 2018 - $3.7 million; and 2019 - $3.5 million.

Note 6—Intangibles

        The following is a summary of our intangibles as of December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
	Balance	Remaining Weighted Average Amortization Period in Years	Balance	Remaining Weighted Average Amortization Period in Years
		(Dollars in thousands)
Intangible assets:
Above market lease intangibles	$60,251	11.1	$61,220	11.0
In-place lease intangibles	26,943	12.9	27,160	13.1
Accumulated amortization	(35,221)	N/A	(25,117)	N/A
Goodwill	88,959	N/A	88,989	N/A

Net intangible assets	$140,932	11.7	$152,252	11.6

Intangible liabilities:
Below market lease intangibles	$198,170	15.2	$199,189	15.4
Accumulated amortization	(61,882)	N/A	(43,459)	N/A
Purchase option intangibles	9,352	N/A	9,352	N/A

Net intangible liabilities	$145,640	15.2	$165,082	15.4

N/A—Not Applicable

        Above market lease intangibles and in-place lease intangibles are included in acquired lease intangibles within real estate investments on our combined consolidated balance sheets. Below market lease intangibles and purchase option intangibles are included in lease intangible liabilities on our combined consolidated balance sheets. For the years ended December 31, 2014, 2013 and 2012, our net amortization related to these intangibles was $8.3 million, $8.1 million and $6.4 million, respectively. The estimated net amortization related to these intangibles for each of the next five years is as follows: 2015—$7.0 million; 2016—$6.8 million; 2017—$6.6 million; 2018—$6.4 million; and 2019—$6.6 million.